Right-of-Use Assets — Operating Leases - Schedule of Right-of-Use Assets on Operating Lease (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Right-of-Use Assets on Operating Lease [Abstract]
Leasehold properties	$ 5,754,153	$ 7,423,277	$ 6,336,278
Less: Accumulated amortization	(2,602,893)	(3,357,922)	(1,915,651)
Right-of-use assets – operating leases	$ 3,151,260	$ 4,065,355	$ 4,420,627